Segmented Information - Schedule of Geographical Areas (Detail) - Non-current assets, excluding deferred income tax assets and financial and other assets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	$ 33,535	$ 33,242
Canada
Disclosure of geographical areas [line items]
Non-current assets	21,685	23,238
Chile
Disclosure of geographical areas [line items]
Non-current assets	8,696	7,146
United States
Disclosure of geographical areas [line items]
Non-current assets	1,511	1,282
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,497	1,477
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 146	$ 99